UNAUDITED CONDENSED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Formation costs and other operating expenses	$ 631,558	$ 937,887
Loss from operations	(631,558)	(937,887)
Other Income:
Income earned on investments in Trust Account	61,207	22,182
Net loss	$ (570,351)	$ (915,705)	$ (73,151)	$ (58,583)
Weighted average number of shares outstanding, basic and diluted			33,048,809	32,426,264
Class A Common Stock [Member]
Other Income:
Weighted average number of shares outstanding, basic and diluted	31,625,000	9,271,586
Basic and diluted net income per share	$ (0.01)	$ 0.02
Class B Common Stock [Member]
Other Income:
Weighted average number of shares outstanding, basic and diluted	7,906,250	7,906,250
Basic and diluted net income per share	$ (0.01)	$ (0.14)